Common Share Purchase Warrants	12 Months Ended
Jul. 31, 2021
Disclosure Of Common Share Purchase Warrants [Abstract]
Common Share Purchase Warrants

23. Common Share Purchase Warrants

The following table summarizes warrant activity during the year ended July 31, 2021 and year ended July 31, 2020.

	July 31, 2021		July 31, 2020
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price[1]	warrants	exercise price[1]
Outstanding, beginning of year	33,379,408	$7.60	7,396,354	$39.80
Expired and cancelled	(535,889)	4.09	(3,889,871)	49.00
Issued on acquisition	5,970,370	14.59	-	-
Issued	-	-	30,976,394	4.96
Exercised	(2,146,931)	4.10	(1,103,469)	3.88
Outstanding, end of year	36,666,958	$8.85	33,379,408	$7.60
[1] USD denominated warrant's exercise price have been converted to the CAD equivalent as at the period end for presentation purposes.

Of the Company's expired and cancelled warrants in the year ended July 31, 2021, 509,089 cancellations were due to cashless exercises of the Company's April 2020 and May 2020 warrants. In lieu of cash equal to the number of warrants exercised multiplied by the exercise price, the warrant holder forgoes the corresponding number of warrants which are effectively cancelled.

The following table summarizes the warrants issues during the years ended July 31, 2021 and July 31, 2020.

Issuance date	Exercise price	Warrants issued	Expiry period
December 31, 2019	US$9.80	1,871,259	5 years
January 22, 2020	US$9.80	1,497,007	5 years
April 13, 2020	$3.84	14,950,000	5 years
May 21, 2020	$4.20	7,992,500	5 years
June 10, 2020	$4.00	3,686,721	3 years
June 30, 2020	$4.00	978,907	3 years
Total issued during the year ended July 31, 2020		30,976,394
June 01, 2021	$3.96-$155.19	5,970,370	0.17-4 years
Total issued during the year ended July 31, 2021		5,970,370

All warrants issued during the year ended July 31, 2021 are related to replacement warrants issued upon the acquisition of Zenabis (Note 15).

The following is a consolidated summary of warrants outstanding as at July 31, 2021 and July 31, 2020.

	July 31, 2021		July 31, 2020
	Number outstanding	Book value	Number outstanding	Book value

Classified as Equity		$		$
June 2019 financing warrants
Exercise price of $63.16 expiring June 19, 2023	546,135	10,022	546,135	10,022
April 2020 underwritten public offering warrants
Exercise price of $3.84 expiring April 13, 2025	11,830,075	15,971	14,004,375	18,906
May 2020 underwritten public offering warrants
Exercise price of $4.20 expiring May 21, 2025	7,591,876	10,446	7,852,513	10,805
Conversion Unit warrants
Exercise price of $4.00 expiring June 10, 2023	3,686,721	11,427	3,686,721	11,426
Exercise price of $4.00 expiring June 30, 2023	978,907	1,928	978,907	1,928
Broker / Consultant warrants
Exercise price of $3.00 expiring November 3, 2021	18,905	34	43,905	78
Exercise price of $3.00 expiring March 14, 2022	23,571	66	23,571	66
Exercise price of $63.16 expiring June 19, 2023	15	-	15	-
Molson warrants
Exercise price of $24.00 expiring October 4, 2021	2,875,000	42,386	2,875,000	42,386
Issued in connection with business acquisition
Exercise price of $3.96 expiring April 23, 2025	631,322	4,232	-	-
Exercise price of $5.64 expiring September 23, 2025	1,228,873	7,902	-	-
Exercise price of $8.47 expiring October 30, 2025	43,856	261	-	-
Exercise price of $9.03 expiring June 25, 2025	3,205,378	18,236	-	-
Exercise price of $11.29 expiring January 27, 2023	356,689	1,195	-	-
Exercise price of $78.16 expiring August 21, 2022	15,992	3	-	-
Exercise price of $102.71 expiring August 21, 2022	24,338	2	-	-
Exercise price of $151.24 expiring September 27, 2021	14,617	-	-	-
Exercise price of $155.19 expiring April 17, 2022	226,422	1	-	-

	33,298,692	124,112	30,011,142	95,617
Classified as Liability
US$25m Registered Direct Offering Warrants
Exercise price of US$9.80 expiring December 31, 2024	1,871,259	3,185	1,871,259	1,917
US$20m Registered Direct Offering Warrants
Exercise price of US$9.80 expiring January 22, 2025	1,497,007	2,548	1,497,007	1,533
	3,368,266	5,733	3,368,266	3,450
	36,666,958	129,845	33,379,408	99,067